Financial instruments and risk management (Details Narrative) € in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)
Disclosure of detailed information about financial instruments [abstract]
Cash in hand	$ 100	€ 1	$ 1	€ 2